Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended		12 Months Ended
	Jan. 10, 2023	Feb. 07, 2023	Jan. 26, 2023	Mar. 14, 2023	Feb. 17, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Repayment amount						$ 218,954	$ 145,471	$ 153,573
New Unit Repurchase Program [Member]
Subsequent Event [Line Items]
Repurchase amount			$ 30,000
Expiration date of Repurchase plan			January 2025
Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”) [Member]
Subsequent Event [Line Items]
Repayment amount				$ 23,423
New Sale And Lease Back Agreement 2023 [Member]
Subsequent Event [Line Items]
Sale and leaseback transaction gross cash inflow financing arrangement					$ 184,000
Borrowing capacity		$ 184,000
Description of scope		purpose of partially financing the acquisition of the shares of the company owning the LNG/C Asterix I
Debt Instrument, Term		10 years
Subsequent Event [Member] | M/V Itajai Express [Member]
Subsequent Event [Line Items]
Total consideration	$ 122,500
Description of financing	was funded through debt of $108,000 (Note 7), a cash deposit advanced in June 2022 (Note 5) and cash at hand
Subsequent Event [Member] | LNG/C Asterix I [Member]
Subsequent Event [Line Items]
Total consideration					$ 230,000
Description of financing					was funded through debt of $184,000, a cash deposit advanced in June 2022 (Note 5) and cash at hand
Limited Partner [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared			Jan. 26, 2023
Distribution Made to Limited Partner, Distributions Declared, Per Unit			$ 0.15
Dividends Payable, Date of Payment			Feb. 10, 2023
Dividends Payable, Date of Record			Feb. 07, 2023